Note 5 - Prepaids	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
5.	Prepaids

	November 30, 2023	November 30, 2022
Deferred financing costs	-	127
Prepaid corporate development expenses	700	-
Prepaid insurance	419	105
Other prepaid expenses	260	243
Total	$1,379	$475